Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	11-3289165
Plan number	003
Contributions Not Corrected	$ 2,565
Contributions Corrected Outside VFCP	1,457,076
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP And PTE 2022-51	$ 0